Prepaid Expenses (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepaid Expenses [Abstract]
Consulting services	$ 0.3	$ 0.5